Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of internal credit grades [line items]
ECL allowance	$ 22			$ 24
Residential mortgages	271,359			269,706
Business and government loans	197,343			188,542
Customers' liability under acceptances	10,877			11,574
Expected credit loss allowance on debt securities classified at amortized cost	21	$ 14	$ 13	15
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Expected credit loss allowance on debt securities classified at amortized cost	15			12
Stage 3 [member] | Other assets [member] | Financial assets at amortised cost, class [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	16			24
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	2			4
Business and government loans	$ 294			$ 963